Business Combination, UltraCell LLC (Details) - USD ($)	Feb. 18, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill Arising on Acquisition [Abstract]
Remaining Goodwill		$ 30,030,498	$ 0
UltraCell LLC [Member]
Business Combination, Description [Abstract]
Acquired percentage	100.00%
Merger consideration	$ 6,000,000
Payments to acquire business combination	4,000,000.0
Fair value of contingent consideration	2,000,000
Additional cash required to pay contingent consideration	2,000,000
Current Assets [Abstract]
Cash and cash equivalents	77,129
Other current assets	658,332
Total current assets	735,461
Non-current assets	9,187
Total assets	744,648
Current liabilities	110,179
Non-current liabilities	0
Total liabilities	110,179
Net assets acquired	634,469
Goodwill Arising on Acquisition [Abstract]
Cost of investment	6,000,000
Net assets value	634,469
Consideration to be allocated	5,365,531
Intangibles acquired	4,734,159
Remaining Goodwill	631,372	$ 631,372
UltraCell LLC [Member] | Trade Name [Member]
Goodwill Arising on Acquisition [Abstract]
Indefinite-Lived Intangible Assets	$ 405,931
UltraCell LLC [Member] | Trade Name [Member] | Royalty Rate [Member]
Goodwill Arising on Acquisition [Abstract]
Intangible assets, measurement input	0.013
UltraCell LLC [Member] | Trade Name [Member] | Discount Rate [Member]
Goodwill Arising on Acquisition [Abstract]
Intangible assets, measurement input	0.126
UltraCell LLC [Member] | Patented Technology [Member]
Goodwill Arising on Acquisition [Abstract]
Finite-Lived Intangibles	$ 4,328,228
Useful lives of assets	10 years
UltraCell LLC [Member] | Patented Technology [Member] | Discount Rate [Member]
Goodwill Arising on Acquisition [Abstract]
Intangible assets, measurement input	0.116
UltraCell LLC [Member] | Assembled Workforce [Member]
Goodwill Arising on Acquisition [Abstract]
Remaining Goodwill	$ 190,000